Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Share Premium	Unissued Capital Reserve	Nasdaq Listing Reserve	Foreign Currency Translation Reserve	Share based payment Reserve	Accumulated Deficit	Total Equity	Non controlling interests	Total
Balance at Jun. 30, 2023	$ 39,414		$ 44,470,123		$ (3,591,785)		$ (9,239,229)			$ 31,678,523
Loss for the year							(139,446,204)			(139,446,204)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					(820,433)					(820,433)
Total comprehensive (loss) for the year					(820,433)		(139,446,204)			(140,266,637)
Issue of shares upon completion of business combination	74,369	23,044,152		43,998,710						67,117,231
Issue of shares associated with Empery Asset Management LP	4,149									4,149
Issue of shares upon conversion of warrants	2,476	27,998,258								28,000,734
Issue of shares to Directors and management in lieu of fees						182,534				182,534
Issue of RSUs to Directors and management						608,156				608,156
Transfer of investment in associate		345,502								345,502
Capital contributions			1,264,060							1,264,060
Balance at Jun. 30, 2024	120,408	51,387,912	45,734,183	43,998,710	(4,412,218)	790,690	(148,685,433)			(11,065,748)
Loss for the year							(51,871,823)			(51,871,823)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					4,684,120					4,684,120
Total comprehensive (loss) for the year					4,684,120		(51,871,823)			(47,187,703)
Issue of shares Tanbreez acquisition	8,395	89,991,605								90,000,000
Issue of shares suppliers	950	1,996,050								1,997,000
Issue of shares PIPE	4,910	24,545,090								24,550,000
Issue of shares to Directors	560	1,296,539								1,297,099
Issue of shares upon vesting of RSU’s	2,380	24,435,724				(24,438,104)
Issue of shares Tanbreez make good provisions	5,000	6,845,000								6,850,000
Issue of shares upon conversion of warrants	1,600	1,998,400								2,000,000
Issue of shares to Directors and management in lieu of fees										1,079,318
Issue of RSUs to Directors and management						27,044,194				27,044,194
Issue of RSUs to suppliers – Chris Gale						80,700				80,700
Issue of RSUs to Directors and management in lieu of fees						1,079,318				1,079,318
Issue of warrants PIPE (Investors)		(3,104,593)								(3,104,593)
Share-based payments – Transaction costs for PIPE Warrants (Financial liability)						25,703				25,703
Issue of warrants PIPE (Brokers)		(160,574)				160,574
Capital raising costs		(1,643,000)								(1,643,000)
Balance at Jun. 30, 2025	144,203	197,588,153	45,734,183	43,998,710	271,902	4,743,075	(200,557,256)	$ 91,922,970		91,922,970
Loss for the year							(228,199,510)	(228,199,510)	(44,259)	(228,243,769)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					(8,391,274)			(8,391,274)	(691,452)	(9,082,726)
Total comprehensive (loss) for the year					(8,391,274)		(228,199,510)	(236,590,784)	(735,711)	(237,326,495)
Issue of shares Tanbreez acquisition	14,500	164,995,500						165,010,000	24,506,436	189,516,436
Issue of shares acquisition 60 North Greenland ApS	150	1,999,850						2,000,000		2,000,000
Issue of shares suppliers	500	6,540,500						6,541,000		6,541,000
Issue of shares PIPE	14,030	109,990,967						110,004,997		110,004,997
Issue of shares GEM	4,154	39,995,846						40,000,000		40,000,000
Issue of shares upon vesting of RSU’s	2,535	8,630,365				(8,632,900)
Issue of shares acquisition of copper	2,000	15,798,000						15,800,000		15,800,000
Issue of shares upon conversion of warrants	3,338	64,853,317						64,856,655		64,856,655
Issue of shares upon conversion of warrants (cashless)	874	22,195,929				(31,678)		22,165,125		22,165,125
Issue of shares to Directors and management in lieu of fees
Issue of RSUs to Directors and management						61,913,426		61,913,426		61,913,426
Issue of RSUs to Directors and management in lieu of fees
Issue of warrants PIPE (Brokers)						3,661,200		3,661,200		3,661,200
Issue of shares by subsidiary							(298,415)	(298,415)	298,415
Capital raising costs		(3,000,000)						(3,000,000)		(3,000,000)
Balance at Jun. 30, 2026	$ 186,284	$ 629,588,427	$ 45,734,183	$ 43,998,710	$ (8,119,372)	$ 61,653,123	$ (429,055,181)	$ 343,986,174	$ 24,069,140	$ 368,055,314